         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

                      SUPPLEMENT DATED NOVEMBER 10, 2008 TO
                        PROSPECTUSES DATED APRIL 28, 2008

This Supplement is intended to supplement prospectuses dated April 28, 2008 for certain "VENTURE(R) VARIABLE ANNUITY," "VENTURE III(R) VARIABLE ANNUITY," "VENTURE VANTAGE(R) VARIABLE ANNUITY," "VENTURE VISION(R) VARIABLE ANNUITY," and "VENTURE STRATEGY(R) VARIABLE ANNUITY" Contracts issued by John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York before April 28, 2008.

You should read this Supplement together with the current prospectus for the Contract you purchase (the "annuity prospectus"), and retain both documents for future reference. If you would like another copy of the annuity prospectus, please contact our Annuities Service Office at 1-800-344-1029 or (for New York Contracts) 1-800-551-2078 to request a free copy. You may also visit our websites at www.jhannuities.com or www.jhannuitiesnewyork.com.

CHANGES TO VARIABLE INVESTMENT OPTIONS

We revise information in the annuity prospectus in connection with the EMERGING GROWTH TRUST, SMALL CAP TRUST, AND U.S. CORE TRUST Variable Investment Options as follows:

Effective November 7, 2008, four of the underlying Portfolios and Series (listed below as the "Acquired Portfolios") merged into other underlying Portfolios and Series (listed below as the "Acquiring Portfolios"):

       ACQUIRED PORTFOLIOS                  ACQUIRING PORTFOLIOS
       -------------------                  --------------------
Emerging Growth Trust (Series II)   Small Cap Growth Trust (Series II)
Small Cap Trust (Series II)         Small Cap Growth Trust (Series II)
U.S. Core Trust (Series I)          Fundamental Value Trust (Series I)
U.S. Core Trust (Series II)         Fundamental Value Trust (Series II)

As a result, after November 7, 2008, Variable Investment Options corresponding to the Acquiring Portfolio will replace those Options corresponding to the Acquired Portfolios, and you no longer will be able to allocate Contract Value or any Purchase Payments to Options corresponding to the Acquired Portfolios. You should, therefore, disregard any reference in the Product Prospectuses to the Acquired Portfolios except for the disclosure in "Appendix U: Accumulation Unit Value Tables," which is historical in nature.

You bear the investment risk of any Portfolio you choose as a Variable Investment Option for your Contract. FOR MORE INFORMATION ABOUT THESE PORTFOLIOS, INCLUDING INFORMATION RELATING TO THEIR INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN SUCH PORTFOLIOS, PLEASE SEE THE PROSPECTUS FOR THE APPLICABLE PORTFOLIOS. YOU CAN OBTAIN A COPY OF A PORTFOLIO'S PROSPECTUS, WITHOUT CHARGE, BY CONTACTING US AT THE ANNUITIES SERVICE CENTER AT 1-800-344-1029 OR (FOR NEW YORK CONTRACTS) AT 1-800-551-2078. YOU SHOULD READ THE PORTFOLIOS' PROSPECTUSES CAREFULLY BEFORE INVESTING IN A CORRESPONDING VARIABLE INVESTMENT OPTION.

You should retain this Supplement for future reference.

                       SUPPLEMENT DATED NOVEMBER 10, 2008

333-71072
333-70728
333-70730
333-70850
333-71074
333-70864
333-138846
033-79112
033-46217
333-83558
333-61283


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